Share-Based Compensation - Summary of Weighted-Average Assumptions Used under Black-Scholes/Monte Carlo (Detail)	12 Months Ended	0 Months Ended
	Dec. 31, 2012	Jun. 25, 2014	Jun. 09, 2014
CNH EIP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected Volatility	51.70%
Dividend yield	0.00%
Risk-free rate	0.40%
Option life (years)	3 years 4 months 21 days
Performance Shares [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected Volatility		44.10%	44.50%
Dividend yield		2.70%	2.60%
Risk-free rate		1.68%	1.69%